Schedule of investments
Delaware Global Real Estate Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.45%Δ
Australia − 4.20%
Charter Hall Group	21,387	$ 175,473
Goodman Group	35,820	617,561
Lifestyle Communities	7,981	99,255
National Storage REIT	106,818	167,420
NEXTDC †	21,392	200,150
		1,259,859
Belgium − 1.12%
Aedifica	1,047	73,569
Warehouses De Pauw CVA	8,296	261,013
		334,582
Canada − 2.24%
Boardwalk Real Estate Investment Trust	3,520	189,515
Canadian Apartment Properties REIT	7,877	290,100
InterRent Real Estate Investment Trust	19,219	191,893
		671,508
France − 0.92%
Gecina	1,126	136,860
Unibail-Rodamco-Westfield †	1,892	139,774
		276,634
Germany − 2.03%
LEG Immobilien †	2,270	198,773
Vonovia	12,995	409,430
		608,203
Hong Kong − 3.68%
CK Asset Holdings	36,500	183,236
Link REIT	91,398	513,262
Sun Hung Kai Properties	20,500	221,710
Wharf Real Estate Investment	55,000	185,951
		1,104,159
Japan − 9.77%
Advance Residence Investment	96	215,149
Mitsubishi Estate	43,450	598,747
Mitsubishi Estate Logistics REIT Investment	73	193,890
Nippon Building Fund	78	338,000
Nippon Prologis REIT	191	367,641
Nomura Real Estate Master Fund	82	95,958
Sekisui House	5,400	119,949
Sumitomo Realty & Development	16,500	490,787
Tokyu REIT	135	163,149
United Urban Investment	338	345,431
		2,928,701
Mexico − 1.25%
Corp Inmobiliaria Vesta ADR	9,453	374,528
		374,528
Singapore − 3.55%
CapitaLand Ascendas REIT	207,500	476,397
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
CapitaLand Ascott Trust	4,276	$ 3,208
Mapletree Logistics Trust	305,564	402,865
Mapletree Pan Asia Commercial Trust	152,400	181,298
		1,063,768
Spain − 1.76%
Cellnex Telecom 144A #	10,097	397,487
Inmobiliaria Colonial Socimi	17,866	129,187
		526,674
Sweden − 1.43%
Castellum †	9,608	136,508
Fabege	9,851	105,679
Fastighets Balder Class B †	17,327	122,865
Wihlborgs Fastigheter	6,645	62,095
		427,147
United Kingdom − 4.43%
Big Yellow Group	16,609	258,705
Derwent London	3,263	98,157
Land Securities Group	23,357	209,833
Segro	28,132	317,849
Shaftesbury Capital	61,162	107,663
UNITE Group	25,173	334,986
		1,327,193
United States − 62.07%
Agree Realty	9,382	590,597
Alexandria Real Estate Equities	5,112	648,048
American Homes 4 Rent Class A	15,344	551,770
American Tower	2,522	544,449
Americold Realty Trust	23,810	720,729
AvalonBay Communities	4,894	916,255
Digital Realty Trust	8,192	1,102,479
DigitalBridge Group	4,985	87,437
Equinix	2,480	1,997,367
Equity LifeStyle Properties	7,438	524,677
Equity Residential	8,716	533,071
Federal Realty Investment Trust	4,367	450,019
Healthpeak Properties	19,376	383,645
Invitation Homes	23,234	792,512
Kite Realty Group Trust	29,427	672,701
Prologis	12,708	1,693,976
Public Storage	3,314	1,010,770
Realty Income	18,276	1,049,408
Ryman Hospitality Properties	1,900	209,114
Simon Property Group	3,118	444,752
Sun Communities	6,322	844,935
VICI Properties	26,505	844,979
Welltower	19,945	1,798,441
NQ- IV015 [1223] 0224 (3377186)    1

Schedule of investments
Delaware Global Real Estate Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Xenia Hotels & Resorts	13,788	$ 187,793
		18,599,924
Total Common Stocks (cost $25,952,390)		29,502,880

Total Value of Securities−98.45% (cost $25,952,390)		29,502,880
Receivables and Other Assets Net of Liabilities — 1.55%		463,926
Net Assets Applicable to 3,322,429 Shares Outstanding — 100.00%	$29,966,806

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $397,487, which represents 1.33% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Certified Dutch Certificate
REIT – Real Estate Investment Trust

2    NQ- IV015 [1223] 0224 (3377186)